3. Capital Stock	12 Months Ended
Dec. 31, 2014
Notes
3. Capital Stock

3.     CAPITAL STOCK

During the year ended December 31, 2014, the Company issued 2,805,073 shares of common stock at prices ranging from $0.0367 to $0.10, for conversion of $135,000 in convertible promissory notes, including $11,000 in accrued interest.

During the year ended December 31, 2013, the Company issued 504,773 shares of common stock at a price of $0.22 per share for cash of $111,050; issued 1,025,858 shares of common stock at a price of $0.28 per share for cash of $287,241. Also, the Company issued 1,076,237 shares of common stock at prices ranging from $0.10 to $0.39, for conversion of $147,500 in convertible promissory notes, including $6,497 for accrued interest.